Organization and Operations (Details Narrative) - Stock Purchase Agreement [Member]	Dec. 15, 2017 USD ($) shares
Number of shares purchasers purchased during period | shares	222,994
Common stock issued and outstanding percentage	68.00%
Aggregate purchase price	$ 310,000
Paid by purchasers to sellers directly	$ 310,000